Inventories - Schedule of Inventories (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Public Utilities, Inventory
Total inventories	$ 318.2	$ 278.6
Non-utility LPG and natural gas
Public Utilities, Inventory
Total inventories	231.7	188.4
Gas Utility natural gas
Public Utilities, Inventory
Total inventories	37.3	39.5
Materials, supplies and other
Public Utilities, Inventory
Total inventories	$ 49.2	$ 50.7